Principles of consolidation (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Nexa Recursos Minerais SA NEXABR [Member]
IfrsStatementLineItems [Line Items]
Percentage of shares in subsidiary	100.00%	100.00%
Company controls	Directly
Headquarter	Brazil
Functional currency	Real – BRL
Principal activities	Mining / Smelting
Nexa Resources Cajamarquilla SA NEXA CJM [Member]
IfrsStatementLineItems [Line Items]
Percentage of shares in subsidiary	99.91%	99.91%
Company controls	Directly
Headquarter	Peru
Functional currency	US Dollar - USD
Principal activities	Smelting
Nexa Resources US Inc [Member]
IfrsStatementLineItems [Line Items]
Percentage of shares in subsidiary	100.00%	100.00%
Company controls	Directly
Headquarter	United States
Functional currency	US Dollar – USD
Principal activities	Trading
Exploraciones Chimborazo Metals And Mining [Member]
IfrsStatementLineItems [Line Items]
Percentage of shares in subsidiary	100.00%	100.00%
Company controls	Directly
Headquarter	Ecuador
Functional currency	US Dollar – USD
Principal activities	Holding and others
L. D. O. S. P. E. Geracaode Energiae Participacoes Ltda [Member]
IfrsStatementLineItems [Line Items]
Percentage of shares in subsidiary	100.00%	100.00%
Company controls	Indirectly
Headquarter	Brazil
Functional currency	Real – BRL
Principal activities	Energy
L.d.q.s.p.e. Empreendimentos E Participaes Ltda. [Member]
IfrsStatementLineItems [Line Items]
Percentage of shares in subsidiary	100.00%	100.00%
Company controls	Indirectly
Headquarter	Brazil
Functional currency	Real – BRL
Principal activities	Energy
L.d.r.s.p.e. Empreendimentos E Participaes Ltda. [Member]
IfrsStatementLineItems [Line Items]
Percentage of shares in subsidiary	100.00%	100.00%
Company controls	Indirectly
Headquarter	Brazil
Functional currency	Real – BRL
Principal activities	Energy
Mineracao Santa Maria Ltda [Member]
IfrsStatementLineItems [Line Items]
Percentage of shares in subsidiary	100.00%
Minerao Santa Maria Ltda. [Member]
IfrsStatementLineItems [Line Items]
Percentage of shares in subsidiary		99.99%
Company controls	Indirectly
Headquarter	Brazil
Functional currency	Real – BRL
Principal activities	Mining projects
Pollarix S.A. [member]
IfrsStatementLineItems [Line Items]
Percentage of shares in subsidiary	33.33%	33.33%
Company controls	Indirectly
Headquarter	Brazil
Functional currency	Real – BRL
Principal activities	Energy
Karmin Holding Ltda [Member]
IfrsStatementLineItems [Line Items]
Percentage of shares in subsidiary	100.00%	100.00%
Company controls	Indirectly
Headquarter	Brazil
Functional currency	Real - BRL
Principal activities	Holding and others
Mineracao Rio Aripuana Ltda [Member]
IfrsStatementLineItems [Line Items]
Percentage of shares in subsidiary	100.00%	100.00%
Company controls	Indirectly
Headquarter	Brazil
Functional currency	Real – BRL
Principal activities	Holding and others
Votorantim Metals Canada Inc. [Member]
IfrsStatementLineItems [Line Items]
Percentage of shares in subsidiary	100.00%	100.00%
Company controls	Indirectly
Headquarter	Canada
Functional currency	Canadian dollar – CAD
Principal activities	Holding and others
Nexa Resources El Porvenir S.a.c. [Member]
IfrsStatementLineItems [Line Items]
Percentage of shares in subsidiary	99.99%	99.99%
Company controls	Indirectly
Headquarter	Peru
Functional currency	US Dollar – USD
Principal activities	Mining
Nexa Resources Peru S.A.A. [member]
IfrsStatementLineItems [Line Items]
Percentage of shares in subsidiary	83.37%	83.37%
Company controls	Indirectly
Headquarter	Peru
Functional currency	US Dollar – USD
Principal activities	Mining
Votorantim Internacional C S C S A C [Member]
IfrsStatementLineItems [Line Items]
Percentage of shares in subsidiary	100.00%
Company controls	Indirectly
Headquarter	Peru
Functional currency	US Dollar – USD
Principal activities	Others
Nexa Resources Atacocha S.a.a. [Member]
IfrsStatementLineItems [Line Items]
Percentage of shares in subsidiary	83.00%	86.65%
Company controls	Indirectly
Headquarter	Peru
Functional currency	US Dollar – USD
Principal activities	Mining
Nexa Resources Uk Ltd.nexa Uk [Member]
IfrsStatementLineItems [Line Items]
Percentage of shares in subsidiary	100.00%	100.00%
Company controls	Indirectly
Headquarter	United Kingdom
Functional currency	US Dollar – USD
Principal activities	Mining
Nexa Energy Comercializadorade Energia Ltda [Member]
IfrsStatementLineItems [Line Items]
Percentage of shares in subsidiary	100.00%	100.00%
Company controls	Indirectly
Headquarter	Brazil
Functional currency	Real – BRL
Principal activities	Energy
Campos Novos Energia S.a. [Member]
IfrsStatementLineItems [Line Items]
Percentage of shares in subsidiary	22.44%	22.44%
Headquarter	Brazil
Functional currency	Real – BRL
Principal activities	Energy